Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	8,843,036
Proposed Maximum Offering Price per Unit	8.35
Maximum Aggregate Offering Price	$ 73,839,350.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,197.21
Offering Note	(A) The shares of common stock will be offered for resale by the selling stockholder pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 8,843,036 shares of the Registrant's common stock, which consists of (i) 1,030,354 outstanding shares of common stock held by the selling stockholder, (ii) 3,391,164 shares of common stock issuable upon the exercise of outstanding pre-funded warrants held by the selling stockholder, and (iii) 4,421,518 shares of common stock issuable upon the exercise of outstanding warrants to purchase shares of common stock held by the selling stockholder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events. (B) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock on April 29, 2026, as reported on the Nasdaq Global Select Market.